Shareholder Fees - StrategicAdvisersCoreIncomeFund-PRO	Apr. 29, 2025 USD ($)
StrategicAdvisersCoreIncomeFund-PRO | Strategic Advisers Core Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none